Debt - Summary of Assets Pledged Under North American ABL Facility, North American ABL Term Loan, Senior Term Loan Facilities and Euro ABL (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Assets pledged	$ 2,769.9	$ 2,668.1
Cash [Member]
Debt Instrument [Line Items]
Assets pledged	313.6	237.4
Trade Accounts Receivable, Net [Member]
Debt Instrument [Line Items]
Assets pledged	881.0	790.6
Inventories [Member]
Debt Instrument [Line Items]
Assets pledged	702.0	655.5
Prepaid Expenses and Other Current Assets [Member]
Debt Instrument [Line Items]
Assets pledged	93.3	128.2
Property, Plant and Equipment, net [Member]
Debt Instrument [Line Items]
Assets pledged	$ 780.0	$ 856.4